united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/29/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 97.2%
		EQUITY FUNDS - 97.2%
159,782		Health Care Select Sector SPDR Fund	$ 14,797,411
24,606		iShares Core S&P 500 ETF	7,281,161
38,504		iShares Core S&P Mid-Cap ETF	6,986,551
198,992		iShares Core S&P Small-Cap ETF	14,484,628
61,432		iShares S&P 100 ETF	8,161,856
74,507		ProShares Ultra MidCap400	2,588,373
43,601		ProShares Ultra Russell2000	2,617,804
22,444		ProShares Ultra S&P500 +	2,849,490

		TOTAL EXCHANGE TRADED FUNDS (Cost - $60,222,809)	59,767,274

		COLLATERAL FOR SECURITIES LOANED - 5.8%
3,600,552		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.50% *
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,600,552)	3,600,552

		TOTAL INVESTMENTS - 103.0% (Cost - $63,823,361)	$ 63,367,826
		LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(1,864,755)
		NET ASSETS - 100.0%	$ 61,503,071

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $2,715,111 at February 29, 2020.
*	-	Money Market Fund; Interest rate reflects seven-day effective yield on February 29, 2020
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts
S&P	-	Standard and Poor's

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.7%
		EQUITY FUNDS - 99.7%
120,198		iShares Core MSCI EAFE ETF	$ 7,024,371
93,720		iShares Core MSCI Emerging Markets ETF	4,565,101
60,750		iShares Core S&P 500 ETF	17,976,532
50,010		iShares Core S&P Mid-Cap ETF	9,074,315
122,418		iShares Core S&P Small-Cap ETF	8,910,806
65,322		iShares U.S. Real Estate ETF	5,709,143

		TOTAL EXCHANGE TRADED FUNDS (Cost - $54,997,750)	53,260,268

		TOTAL INVESTMENTS - 99.7% (Cost - $54,997,750)	$ 53,260,268
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	159,349
		NET ASSETS - 100.0%	$ 53,419,617

EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital Investment
S&P	-	Standard and Poor's

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.2%
		COMMODITY FUNDS - 20.9%
282,992		Invesco DB Gold Fund +*	$ 13,207,237

		EQUITY FUNDS - 78.3%
116,103		iShares U.S. Real Estate ETF	10,147,402
335,130		VanEck Vectors Gold Miners ETF	8,787,109
114,356		Vanguard Real Estate ETF	9,986,709
136,640		Vanguard Total Stock Market ETF +	20,556,122
			49,477,342

		TOTAL EXCHANGE TRADED FUNDS (Cost - $58,202,901)	62,684,579

		COLLATERAL FOR SECURITIES LOANED - 2.5%
1,613,732		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.50% **
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,613,732)	1,613,732

		TOTAL INVESTMENTS - 101.7% (Cost - $59,816,633)	$ 64,298,311
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(1,082,120)
		NET ASSETS - 100.0%	$ 63,216,191

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $1,567,762 at February 29, 2020.
*	-	Affiliated issue due to 5% ownership
**	-	Money Market Fund; Interest rate reflects seven-day effective yield on February 29, 2020
ETF	-	Exchange Traded Fund

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 97.6%
		FIXED INCOME FUNDS - 97.6%
722,287		Invesco Fundamental High Yield Corporate Bond ETF +	$ 13,636,779
216,837		iShares 20+ Year Treasury Bond ETF	33,676,954
254,096		iShares 7-10 Year Treasury Bond ETF +	29,795,297
225,154		iShares iBoxx $ Investment Grade Corporate Bond ETF +	29,760,856
555,479		iShares iBoxx High Yield Corporate Bond ETF +	47,793,413
369,433		iShares Preferred & Income Securities ETF	13,410,418
441,317		SPDR Bloomberg Barclays High Yield Bond ETF +	47,207,679
224,054		VanEck Vectors High-Yield Municipal Index ETF +	14,702,423
307,966		Vanguard Intermediate-Term Corporate Bond ETF	28,998,079

		TOTAL EXCHANGE TRADED FUNDS (Cost - $244,787,845)	258,981,898

		COLLATERAL FOR SECURITIES LOANED - 43.8%
116,338,630		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.50% *
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $116,338,630)	116,338,630

		TOTAL INVESTMENTS - 141.4% (Cost - $361,126,475)	$ 375,320,528
		LIABILITIES IN EXCESS OF OTHER ASSETS - (41.4)%	(109,853,104)
		NET ASSETS - 100.0%	$ 265,467,424

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $112,932,557 at February 29, 2020.
*	-	Money Market Fund; Interest rate reflects seven-day effective yield on February 29, 2020
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

February 29, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 29, 2020

of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020 for the Funds’ assets measured at fair value:

FormulaFolios Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 59,767,274	$ -	$ -	$ 59,767,274
Collateral For Securities Loaned	3,600,552	-	-	3,600,552
Total	$ 63,367,826	$ -	$ -	$ 63,367,826

FormulaFolios Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 53,260,268	$ -	$ -	$ 53,260,268
Total	$ 53,260,268	$ -	$ -	$ 53,260,268

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 29, 2020

FormulaFolios Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 62,684,579	$ -	$ -	$ 62,684,579
Collateral For Securities Loaned	1,613,732	-	-	1,613,732
Total	$ 64,298,311	$ -	$ -	$ 64,298,311

FormulaFolios Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 258,981,898	$ -	$ -	$ 258,981,898
Collateral For Securities Loaned	116,338,630	-	-	116,338,630
Total	$ 375,320,528	$ -	$ -	$ 375,320,528

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for classifications

The Smart Growth ETF and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P 500 ETF and Vanguard Total Stock Market ETF (the “Securities”). The Smart Growth ETF and Tactical Growth ETF may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Smart Growth ETF and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of February 29, 2020, the percentage of the Smart Growth ETF’s net assets invested in the iShares Core S&P 500 ETF was 33.7% and the percentage of the Tactical Growth ETF’s net assets invested in the Vanguard Total Stock Market ETF was 32.5%.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:

FormulaFolios Hedged Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$64,804,139	$729,166	$(2,165,479)	$(1,436,313)

FormulaFolios Smart Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$54,997,750	$1,156,206	$(2,893,688)	$(1,737,482)

FormulaFolios ETFs NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) February 29, 2020 FormulaFolios Tactical Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$59,851,152	$4,447,159	$0	$4,447,159

FormulaFolios Tactical Income ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$361,340,388	$15,940,726	$(1,960,586)	$13,980,140

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/27/20

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/27/20